BALANCE SHEET COMPONENTS (Details Narrative) - USD ($) $ in Thousands			3 Months Ended	6 Months Ended		12 Months Ended
	Feb. 28, 2023	Oct. 31, 2021	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Apr. 15, 2024
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Prepaid and other current assets						$ 600	$ 1,200
Prepaid and other current assets	$ 700			$ 300	$ 700
Depreciation expense			$ 0	127	$ 130	257	323
Investment in SAFE		$ 1,500
Issuance initial public offering		1,500
[custom:EmployeeRetentionCredit-0]				316		572	1,237
Accounts Receivable, Credit Loss Expense (Reversal)				10
Investments						1,500	1,500
Oncoheroes Safe Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Investment in SAFE		1,500						$ 1,500
Investment						1,500	$ 1,500
Other Receivables		$ 1,500
Investments						$ 1,500
Preferred Stock, Liquidation Preference, Value								$ 1,500